Consolidated Statements of Cash Flows (Parenthetical) - Long term debt (including current portion) [member] - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Statement [LineItems]
Opening Balance	[1]	$ 16,748	$ 33,422
Cash flows	[1]	(16,800)	(16,800)
Non-cash changes amortization of debt issuance cost	[1]	52	126
Closing balance	[1]	$ 0	$ 16,748

[1]	For reconciliation of lease liabilities Refer Note 12.